Subsequent Event (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events [Line Items]
Interest rate swap agreements, maturity date	February 2017
Interest rate swap agreements, notional amounts	$ 640,000	$ 0	$ 240,720
Interest payments on hedged portion of term loan facility, percentage	7.1485%
Interest Rate Swap One
Subsequent Events [Line Items]
Interest rate swap agreements, notional amounts	320,000
Interest Rate Swap Two
Subsequent Events [Line Items]
Interest rate swap agreements, notional amounts	160,000
Interest Rate Swap Three
Subsequent Events [Line Items]
Interest rate swap agreements, notional amounts	$ 160,000